Related Party Transactions - Additional Information (Detail) - USD ($)		7 Months Ended	12 Months Ended
	Jun. 10, 2020	Dec. 31, 2020	Dec. 31, 2021	Feb. 23, 2022	Oct. 13, 2021	Aug. 19, 2020	Aug. 17, 2020
Related Party Transaction [Line Items]
Due to Related Party	$ 300,000	$ 50,000	$ 125,000			$ 236,000
Related party transaction service fee per month		25,000
Due to related parties		284,646	447,271
Business Combination, Contingent Consideration, Liability			100,000
Advisory Services			6,000,000.0
Sponsor [Member]
Related Party Transaction [Line Items]
Due to Related Party				$ 400,000
Due to related parties		929,000	285,000
Debt Instrument, Face Amount				$ 400,000
Accounts Payable [Member]
Related Party Transaction [Line Items]
Accrued business combination monthly fees		111,000	300,000
Other Current Liabilities [Member]
Related Party Transaction [Line Items]
Due to related parties		285,000	$ 447,000
Private Placement [Member]
Related Party Transaction [Line Items]
Warrants issue value		$ 1,500,000
Warrants issue price per warrant			$ 1.50
Number of warrants issued		9,566,667
Proceeds from issue of warrants		$ 14,400,000
Warrant exercise price			$ 11.50
Ordinary shares par or stated value per share					$ 10.00
Common Stock, purchase					$ 65,000,000
Ordinary Class A [Member]
Related Party Transaction [Line Items]
Shares issued during the period new issues shares		57,500,000	57,500,000
Percent of convertible share to outstanding shares			20.00%
Share Price	$ 12.00
Warrant exercise price							$ 11.50
Ordinary shares par or stated value per share		$ 0.0001	$ 0.0001
Ordinary Class B [Member]
Related Party Transaction [Line Items]
Shares issued during the period new issues shares	14,375,000
Proceeds from issuance of ordinary share	$ 25,000
Shares subject to forfeiture		1,875,000
Ordinary shares par or stated value per share		$ 0.0001	$ 0.0001